Intangible Assets, Net (Details) - Schedule of Intangible Asset, Net	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Intangible Asset, Net [Abstract]
Software	¥ 2,096,218	$ 295,963	¥ 1,438,175
Less: accumulated depreciation	(101,350)	(14,309)	(680,216)
Intangible assets, net	¥ 1,994,868	$ 281,654	¥ 757,959